Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

	June 30,	December 31,
Skr mn	2021	2020
Collateral provided
Cash collateral under the security agreements for derivative contracts	12,535	21,979

Contingent liabilities[1]
Guarantee commitments	4,311	3,969

Commitments[1]
Committed undisbursed loans	59,640	57,213
Binding offers	1,492	1,322
Leases committed but not yet commenced	156	—
1	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers, see Note 4.